Financial result (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial income
Short-term investments		$ 247	$ 177	$ 176
Others		280	246	302
Total financial income		527	423	478
Financial expenses
Loans and borrowings gross interest		(989)	(1,185)	(1,697)
Capitalized loans and borrowing costs		140	194	370
Participative stockholders' debentures		(1,475)	(550)	(625)
Interest on REFIS		(154)	(197)	(397)
Interest on lease liabilities	$ (76)	(76)
Financial guarantees (i)		(353)		(222)
Financial guarantees (i)			23
Expenses with cash tender offer repurchased		(265)	(273)	(186)
Others		(634)	(357)	(516)
Total financial expenses		(3,806)	(2,345)	(3,273)
Other financial items, net
Net foreign exchange gains (losses) - Loans and borrowings		(111)	(2,666)	(249)
Derivative financial instruments		244	(266)	454
Other foreign exchange gains (losses), net		150	419	(218)
Indexation losses, net		(417)	(522)	(211)
Other financial items		(134)	(3,035)	(224)
Financial results		(3,413)	$ (4,957)	$ (3,019)
Loss recognised on cumulative translation adjustment, gross		483
Loss recognised on cumulative translation adjustment, net		$ 319